SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Net revenues | Customers
Concentration risk
Schedule of details of customers accounting for 10% or more of net revenues
	Years ended December 31,
	2010	%	2011	%	2012	%

Client A	17,258	12	23,928	11	—	—
Client B	16,534	11	17,826	8	—	—

Accounts receivable | Credit concentration
Concentration risk
Schedule of details of customers accounting for 10% or more of net revenues
	Years ended December 31,
	2011	2012

Client C	—	31%